Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Number of Shares	Ordinary Share	Accumulated Other Comprehensive Income (Loss)	Statutory Reserve	Retained Earnings	Total
Balance at Dec. 31, 2021		$ 641,026	$ 603,033	$ 1,312,570	$ 10,558,502	$ 13,115,131
Balance (in Shares) at Dec. 31, 2021	20,000,000
Net income (Loss)					3,067,290	3,067,290
Transfer to statutory reserve				408,696	(408,696)
Foreign currency translation adjustment			(1,294,936)			(1,294,936)
Dividends distribution					(358,974)	(358,974)
Balance at Dec. 31, 2022		641,026	(691,903)	1,721,266	12,858,122	14,528,511
Balance (in Shares) at Dec. 31, 2022	20,000,000
Net income (Loss)					3,032,577	3,032,577
Transfer to statutory reserve				399,503	(399,503)
Foreign currency translation adjustment			(566,358)			(566,358)
Dividends distribution					(247,731)	(247,731)
Balance at Dec. 31, 2023		641,026	(1,258,261)	2,120,769	15,243,465	16,746,999
Balance (in Shares) at Dec. 31, 2023	20,000,000
Net income (Loss)					(361,016)	(361,016)
Transfer to statutory reserve				132,408	(132,408)
Foreign currency translation adjustment			(344,879)			(344,879)
Dividends distribution					(3,377,564)	(3,377,564)
Balance at Dec. 31, 2024		$ 641,026	$ (1,603,140)	$ 2,253,177	$ 11,372,477	$ 12,663,540
Balance (in Shares) at Dec. 31, 2024	20,000,000